Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 16,958	$ 14,221